Document and Entity Information	Sep. 29, 2026
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Sep. 29, 2026
Entity Central Index Key	0000320351
Amendment Flag	false
Registrant Name	Fidelity Select Portfolios
Entity Investment Company Type	N-1A